Schedule of Accumulated Other Comprehensive Loss (Detail) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2015	Dec. 31, 2014	Dec. 31, 2013
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	$ (23,747)	$ (11,474)
Ending balance	(46,904)	(23,747)	$ (11,474)
Foreign currency translation adjustment
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(23,623)	(11,181)	(1,785)
Current period other comprehensive (loss) income	(23,581)	(12,442)	(9,396)
Ending balance	(47,204)	(23,623)	(11,181)
Cash flow hedging instruments
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	168
Current period other comprehensive (loss) income	1,628	168
Less reclassification adjustment	(1,196)
Ending balance	600	168
Available-for-sale securities
Accumulated Other Comprehensive Income (Loss) [Line Items]
Beginning balance	(292)	(293)	(317)
Current period other comprehensive (loss) income	(8)	1	24
Ending balance	$ (300)	$ (292)	$ (293)